CONSOLIDATED BALANCE SHEET DETAIL (Tables)	12 Months Ended
Mar. 31, 2020
Consolidated Balance Sheet Detail
Schedule of property, plant and equipment
	March 31,
Property and equipment, net:	2020	2019
Leasehold improvements	$139,197	$—
Office equipment	112,198	49,724
Computer equipment and software	51,882	20,565
Machinery and equipment	49,723	21,937
Less: accumulated depreciation	(51,692)	(16,278)
	$301,308	$75,948

Schedule of accrued expenses
	March 31,
Accrued expenses	2020	2019
Accrued bonuses	$172,500	$25,000
Wages and employee benefits	25,660	4,915
Professional fees and consulting	4,000	3,800
Other	—	6,900
	$202,160	$40,615